Note 10 - Taxes on Income - Schedule of Canadian refundable income tax (Details) (USD $)	12 Months Ended			108 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013
Refundable Canadian income tax attributable to:
Current operations	$ 73,075	$ 48,215	$ 75,093
Timing differences, Stock based compensation
Less, Change in valuation allowance	(73,075)	(48,215)	(75,093)
Net refundable amount